Cash and Cash Equivalents (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash and cash equivalents [abstract]
Cash and deposits	¥ 389,059	¥ 335,027
Short-term investments	460,637	631,195
Total	¥ 849,695	¥ 966,222	¥ 637,614	¥ 702,093